Label	Element	Value
PRIMECAP Odyssey Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRIMECAP Odyssey Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PRIMECAP Odyssey Stock Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of U.S. companies. The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). The Fund may invest in stocks across all market sectors and market capitalizations, though it has historically invested primarily in large- and mid-capitalization companies. Because of the bottom-up selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® index over a three- to five-year time frame.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:
•Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
•Investment style risk. The chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
•Sector-focus risk. The chance that investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. As of October 31, 2020, investments in the health care sector represented 25% of the Fund's net assets.
•Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
•Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
•Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart below illustrates the Fund’s total return for each of the last 10 calendar years. The table below illustrates the Fund’s average annual return over time compared with a domestic broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see “Index Description” on page 38 of the statutory prospectus. Updated performance is available on the Fund’s website at www.primecap.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.primecap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s highest quarterly return was +17.39% for the quarter ended December 31, 2020, and the lowest quarterly return was -25.66% for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

PRIMECAP Odyssey Stock Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POSKX
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2011	rr_AnnualReturn2011	2.07%
Annual Return 2012	rr_AnnualReturn2012	13.62%
Annual Return 2013	rr_AnnualReturn2013	34.39%
Annual Return 2014	rr_AnnualReturn2014	15.04%
Annual Return 2015	rr_AnnualReturn2015	1.68%
Annual Return 2016	rr_AnnualReturn2016	12.80%
Annual Return 2017	rr_AnnualReturn2017	25.96%
Annual Return 2018	rr_AnnualReturn2018	(7.14%)
Annual Return 2019	rr_AnnualReturn2019	27.14%
Annual Return 2020	rr_AnnualReturn2020	9.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Years	rr_AverageAnnualReturnYear05	13.03%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	11.90%
10 Years	rr_AverageAnnualReturnYear10	12.12%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRIMECAP Odyssey Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PRIMECAP Odyssey Growth Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of U.S. companies, emphasizing those companies with the potential for above average earnings growth. The Fund may invest in stocks across all market sectors and market capitalizations. Although it has historically invested primarily in large- and mid-capitalization companies, it has also invested a significant portion of its assets in small-capitalization stocks. Because of the bottom-up stock selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks that have above average growth aspects or attributes that may contribute to accelerated earnings growth in the foreseeable future. Catalysts for growth may include new products, new markets, new management, restructuring, a structural shift in demand or supply, or other changes in industry dynamics. These stocks typically provide little current income. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® index over a three- to five-year time frame.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:
•Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
•Investment style risk. The chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
•Growth stocks risk. The chance that returns from growth stocks in the Fund’s portfolio will trail returns from the overall stock market. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
•Sector-focus risk. The chance that investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. As of October 31, 2020, investments in the health care and information technology sectors each represented more than 25% of the Fund's net assets.
•Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
•Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
•Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart below illustrates the Fund’s total return for each of the last 10 calendar years. The table below illustrates the Fund’s average annual return over time compared with a domestic broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see “Index Description” on page 38 of the statutory prospectus. Updated performance is available on the Fund’s website at www.primecap.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.primecap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s highest quarterly return was +23.61% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.77% for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

PRIMECAP Odyssey Growth Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POGRX
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2011	rr_AnnualReturn2011	(2.22%)
Annual Return 2012	rr_AnnualReturn2012	16.76%
Annual Return 2013	rr_AnnualReturn2013	39.30%
Annual Return 2014	rr_AnnualReturn2014	13.92%
Annual Return 2015	rr_AnnualReturn2015	6.18%
Annual Return 2016	rr_AnnualReturn2016	8.42%
Annual Return 2017	rr_AnnualReturn2017	32.05%
Annual Return 2018	rr_AnnualReturn2018	(4.51%)
Annual Return 2019	rr_AnnualReturn2019	23.97%
Annual Return 2020	rr_AnnualReturn2020	16.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	14.63%
10 Years	rr_AverageAnnualReturnYear10	14.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.64%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	13.46%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	11.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRIMECAP Odyssey Aggressive Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. The Fund may invest in stocks across all market sectors and market capitalizations and has historically invested significant portions of its assets in mid- and small-capitalization companies. Because of the bottom-up stock selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks that are poised for rapid earnings growth. Catalysts for the desired growth may include new products, new markets, new management, restructuring, a structural shift in demand or supply, or other changes in industry dynamics. These stocks typically provide little or no current income. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® index over a three- to five-year time frame.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:
•Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
•Investment style risk. The chance that returns from the mix of small- and mid-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
•Growth stocks risk. The chance that returns from growth stocks in the Fund’s portfolio will trail returns from the overall stock market. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
•Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
•Sector-focus risk. The chance that investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. As of October 31, 2020, investments in the health care and information technology sectors each represented more than 25% of the Fund's net assets.
•Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
•Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart below illustrates the Fund’s total return for each of the last 10 calendar years. The table below illustrates the Fund’s average annual return over time compared with a domestic broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see “Index Description” on page 38 of the statutory prospectus. Updated performance is available on the Fund’s website at www.primecap.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.primecap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s highest quarterly return was +28.84% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.47% for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
PRIMECAP Odyssey Aggressive Growth Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POAGX
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2011	rr_AnnualReturn2011	(0.45%)
Annual Return 2012	rr_AnnualReturn2012	21.22%
Annual Return 2013	rr_AnnualReturn2013	54.88%
Annual Return 2014	rr_AnnualReturn2014	16.55%
Annual Return 2015	rr_AnnualReturn2015	4.56%
Annual Return 2016	rr_AnnualReturn2016	11.73%
Annual Return 2017	rr_AnnualReturn2017	33.59%
Annual Return 2018	rr_AnnualReturn2018	(6.93%)
Annual Return 2019	rr_AnnualReturn2019	23.50%
Annual Return 2020	rr_AnnualReturn2020	29.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.00%
5 Years	rr_AverageAnnualReturnYear05	17.22%
10 Years	rr_AverageAnnualReturnYear10	17.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.74%
5 Years	rr_AverageAnnualReturnYear05	15.66%
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.74%
5 Years	rr_AverageAnnualReturnYear05	13.62%
10 Years	rr_AverageAnnualReturnYear10	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).